Submission	Mar. 24, 2026
Submission [Line Items]
Central Index Key	0001832871
Registrant Name	BlackRock 2037 Municipal Target Term Trust
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A